Income Taxes - Disclosure of Expiry of Tax Loss Carryforwards (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Income Taxes And Deferred Taxes [Line Items]
Tax loss carryforwards	SFr (252,980)	SFr (195,126)
2027
Disclosure Of Detailed Information About Income Taxes And Deferred Taxes [Line Items]
Tax loss carryforwards	(29,566)	(29,566)
2028
Disclosure Of Detailed Information About Income Taxes And Deferred Taxes [Line Items]
Tax loss carryforwards	(58,632)	(58,632)
2030
Disclosure Of Detailed Information About Income Taxes And Deferred Taxes [Line Items]
Tax loss carryforwards	(56,285)	(56,285)
2031
Disclosure Of Detailed Information About Income Taxes And Deferred Taxes [Line Items]
Tax loss carryforwards	(50,643)	(50,643)
2032
Disclosure Of Detailed Information About Income Taxes And Deferred Taxes [Line Items]
Tax loss carryforwards	SFr (57,854)	SFr 0